Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000169129 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000169129 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000035589 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000035589 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000169133 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000169133 [Member] | Asset Allocation Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000118754 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000118754 [Member] | Asset Allocation Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000169128 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000169128 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000035588 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000035588 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000169127 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000169127 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000035587 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000035587 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000169130 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000169130 [Member] | Asset Allocation Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000035590 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000035590 [Member] | Asset Allocation Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%